GOTHAM INDEX PLUS ALL-CAP FUND

Portfolio of Investments

December 31, 2019

(Unaudited)

	Number of Shares	Value
LONG POSITIONS — 168.4%
COMMON STOCKS — 168.4%
Automobiles & Components — 3.0%
Adient PLC (Ireland)*	97	$2,061
American Axle & Manufacturing Holdings, Inc.†*	1,099	11,825
Aptiv PLC (Jersey)†	24	2,279
BorgWarner, Inc.	19	824
Fiat Chrysler Automobiles NV (Netherlands)†	898	13,192
Ford Motor Co.†	363	3,376
Garrett Motion, Inc.*	196	1,958
General Motors Co.†	128	4,685
Gentherm, Inc.†*	79	3,507
Goodyear Tire & Rubber Co. (The)	227	3,531
Harley-Davidson, Inc.	15	558
LCI Industries†	47	5,035
Magna International, Inc. (Canada)†	99	5,429
Tesla Motors, Inc.*	9	3,765
Visteon Corp.†*	199	17,231

		79,256

Banks — 5.3%
Bank of America Corp.†	832	29,303
Citigroup, Inc.†	200	15,978
Citizens Financial Group, Inc.†	41	1,665
Comerica, Inc.	13	933
Fifth Third Bancorp†	65	1,998
First Republic Bank	16	1,879
Huntington Bancshares, Inc.†	94	1,418
JPMorgan Chase & Co.†	287	40,008
KeyCorp.†	90	1,822
M&T Bank Corp.†	12	2,037
People’s United Financial, Inc.	36	608
PNC Financial Services Group, Inc. (The)†	40	6,385
Regions Financial Corp.†	88	1,510
SVB Financial Group*	5	1,255
Truist Financial Corp.	71	3,999
US Bancorp†	144	8,538
Wells Fargo & Co.†	391	21,036
Zions Bancorp NA	16	831

		141,203

Capital Goods — 19.4%
3M Co.†	52	9,174
A.O. Smith Corp.	14	667
AAR Corp.†	52	2,345

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Actuant Corp., Class A	28	$729
AECOM†*	308	13,284
Aerojet Rocketdyne Holdings, Inc.†*	121	5,525
AeroVironment, Inc.*	8	494
Aircastle Ltd. (Bermuda)	3	96
Albany International Corp., Class A†	124	9,414
Allegion PLC (Ireland)	9	1,121
AMETEK, Inc.†	21	2,095
Arconic, Inc.†	40	1,231
Armstrong World Industries, Inc.†	99	9,303
Astec Industries, Inc.	34	1,428
Astronics Corp.*	7	196
Atkore International Group, Inc.*	141	5,705
Axon Enterprise, Inc.*	14	1,026
AZZ, Inc.	7	322
Bloom Energy Corp., Class A*	398	2,973
BMC Stock Holdings, Inc.†*	153	4,390
Boeing Co. (The)†	51	16,614
Builders FirstSource, Inc.†*	441	11,206
Carlisle Cos., Inc.†	106	17,155
Caterpillar, Inc.†	51	7,532
CIRCOR International, Inc.*	82	3,792
Columbus McKinnon Corp.	36	1,441
Comfort Systems USA, Inc.	50	2,492
CSW Industrials, Inc.	12	924
Cubic Corp.	22	1,399
Cummins, Inc.†	14	2,505
Curtiss-Wright Corp.†	46	6,481
Deere & Co.†	28	4,851
Dover Corp.†	13	1,498
Eaton Corp. PLC (Ireland)	37	3,505
EMCOR Group, Inc.†	95	8,198
Emerson Electric Co.†	56	4,271
EnPro Industries, Inc.	3	201
Evoqua Water Technologies Corp.*	161	3,051
Fastenal Co.†	53	1,958
Flowserve Corp.	11	547
Fortive Corp.†	33	2,521
Fortune Brands Home & Security, Inc.	13	849
Foundation Building Materials, Inc.†* .	252	4,876
Franklin Electric Co., Inc.	23	1,318
General Dynamics Corp.†	26	4,585
General Electric Co.†	800	8,928
Gibraltar Industries, Inc.*	125	6,305

GOTHAM INDEX PLUS ALL-CAP FUND

Portfolio of Investments (Continued)

December 31, 2019

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
GMS, Inc.†*	281	$7,609
Gorman-Rupp Co. (The)	1	37
Great Lakes Dredge & Dock Corp.†*	18	204
Griffon Corp.	98	1,992
H&E Equipment Services, Inc.	7	234
HD Supply Holdings, Inc.*	131	5,269
HEICO Corp.	42	4,794
Helios Technologies, Inc.	25	1,156
Hexcel Corp.	50	3,665
Honeywell International, Inc.†	66	11,682
Hubbell, Inc.†	11	1,626
Huntington Ingalls Industries, Inc.	4	1,004
IDEX Corp.	7	1,204
Illinois Tool Works, Inc.†	29	5,209
Ingersoll-Rand PLC (Ireland)†	21	2,791
ITT, Inc.†	148	10,939
Jacobs Engineering Group, Inc.	12	1,078
Johnson Controls International PLC (Ireland)	71	2,890
Kaman Corp.	95	6,262
L3Harris Technologies, Inc.†	20	3,957
Lockheed Martin Corp.†	25	9,734
Manitowoc Co., Inc. (The)*	15	262
Masco Corp.†	26	1,248
MasTec, Inc.†*	335	21,494
MRC Global, Inc.†*	717	9,780
Mueller Industries, Inc.†	162	5,143
Navistar International Corp.†*	131	3,791
Northrop Grumman Corp.†	15	5,160
NOW, Inc.†*	668	7,508
Oshkosh Corp.†	103	9,749
Owens Corning	39	2,540
PACCAR, Inc.†	31	2,452
Parker-Hannifin Corp.†	11	2,264
Pentair PLC (Ireland)	15	688
Powell Industries, Inc.	16	784
Primoris Services Corp.	22	489
Quanex Building Products Corp.	121	2,067
Quanta Services, Inc.	14	570
Raven Industries, Inc.	16	551
Raytheon Co.†	25	5,493
Regal Beloit Corp.†	106	9,075
Rexnord Corp.†*	40	1,305

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Rockwell Automation, Inc.†	10	$2,027
Roper Technologies, Inc.	9	3,188
Simpson Manufacturing Co., Inc.	111	8,906
SiteOne Landscape Supply, Inc.†*	109	9,881
Snap-on, Inc.	5	847
Spirit AeroSystems Holdings, Inc., Class A	56	4,081
SPX Corp.†*	176	8,955
SPX FLOW, Inc.†*	134	6,549
Standex International Corp.	36	2,857
Stanley Black & Decker, Inc.†	13	2,155
Tennant Co.	27	2,104
Terex Corp.†	189	5,628
Textron, Inc.†	20	892
Thermon Group Holdings, Inc.*	53	1,420
Timken Co. (The)†	101	5,687
TransDigm Group, Inc.	5	2,800
Triumph Group, Inc.†	332	8,390
Tutor Perini Corp.*	171	2,199
United Rentals, Inc.*	7	1,167
United Technologies Corp.†	79	11,831
Univar Solutions, Inc.*	337	8,169
Universal Forest Products, Inc.†	269	12,831
Valmont Industries, Inc.	24	3,595
Wabash National Corp.	26	382
WABCO Holdings, Inc.*	37	5,013
Watts Water Technologies, Inc., Class A	8	798
Welbilt, Inc.*	117	1,826
Wesco Aircraft Holdings, Inc.†*	523	5,763
Westinghouse Air Brake Technologies Corp.	18	1,400
WillScot Corp.*	6	111
Woodward, Inc.	23	2,724
WW Grainger, Inc.	4	1,354
Xylem, Inc.†	17	1,339

		513,139

Commercial & Professional Services — 4.0%
Barrett Business Services, Inc.	4	362
Brady Corp., Class A	42	2,405
BrightView Holdings, Inc.*	65	1,097
CBIZ, Inc.*	20	539
Cimpress PLC (Ireland)*	33	4,150

GOTHAM INDEX PLUS ALL-CAP FUND

Portfolio of Investments (Continued)

December 31, 2019

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Commercial & Professional Services — (Continued)
Cintas Corp.	9	$2,422
Clean Harbors, Inc.†*	66	5,659
Copart, Inc.†*	22	2,001
Deluxe Corp.	110	5,491
Ennis, Inc.	9	195
Equifax, Inc.†	11	1,541
Franklin Covey Co.*	16	516
Herman Miller, Inc.†	221	9,205
HNI Corp.	20	749
Huron Consulting Group, Inc.*	23	1,581
IHS Markit Ltd. (Bermuda)†*	37	2,788
Interface, Inc.	206	3,418
Kelly Services, Inc., Class A	83	1,874
Kforce, Inc.	6	238
Kimball International, Inc., Class B	34	703
Knoll, Inc.	7	177
ManpowerGroup, Inc.†	126	12,235
Nielsen Holdings PLC (United Kingdom)	33	670
Pitney Bowes, Inc.	75	302
Republic Services, Inc.†	30	2,689
Robert Half International, Inc.	10	631
Rollins, Inc.	30	995
SP Plus Corp.*	4	170
Stantec, Inc. (Canada)	5	141
Steelcase, Inc., Class A†	208	4,256
Team, Inc.*	126	2,012
Tetra Tech, Inc.	62	5,342
Thomson Reuters Corp. (Canada)†	117	8,377
TransUnion†	137	11,729
UniFirst Corp.†	12	2,424
Verisk Analytics, Inc.†	16	2,389
Waste Management, Inc.†	39	4,444

		105,917

Consumer Durables & Apparel — 3.2%
BRP, Inc., sub-voting shares (Canada)	13	592
Capri Holdings Ltd. (British Virgin Islands)*	14	534
DR Horton, Inc.†	34	1,793
Ethan Allen Interiors, Inc.	6	114
Garmin Ltd. (Switzerland)†	18	1,756
Hanesbrands, Inc.	33	490
Hasbro, Inc.†	11	1,162

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Durables & Apparel — (Continued)
Installed Building Products, Inc.†*	66	$4,545
Leggett & Platt, Inc.	12	610
Lennar Corp., Class A†	29	1,618
Mattel, Inc.†*	347	4,702
Mohawk Industries, Inc.*	7	955
Newell Brands, Inc.	38	730
NIKE, Inc., Class B†	142	14,386
Polaris, Inc.†	51	5,187
PulteGroup, Inc.	24	931
PVH Corp.	6	631
Ralph Lauren Corp.	7	821
Skyline Champion Corp.†*	268	8,496
Steven Madden Ltd.	85	3,656
Tapestry, Inc.	26	701
Tempur Sealy International, Inc.†*	38	3,308
TopBuild Corp.†*	142	14,637
Under Armour, Inc., Class C*	42	806
Unifi, Inc.*	3	76
Universal Electronics, Inc.*	64	3,345
VF Corp.†	36	3,588
Vista Outdoor, Inc.*	184	1,376
Whirlpool Corp.	6	885
Wolverine World Wide, Inc.	84	2,834

		85,265

Consumer Services — 4.5%
Aramark	255	11,067
Bloomin’ Brands, Inc.	100	2,207
Boyd Gaming Corp.†	270	8,084
Bright Horizons Family Solutions, Inc.*	10	1,503
Career Education Corp.†*	315	5,793
Carnival Corp. (Panama)†	61	3,101
Cheesecake Factory, Inc. (The)	14	544
Chegg, Inc.*	70	2,654
Chipotle Mexican Grill, Inc.*	2	1,674
Cracker Barrel Old Country Store, Inc.†	15	2,306
Darden Restaurants, Inc.†	11	1,199
Denny’s Corp.†*	190	3,777
Dunkin’ Brands Group, Inc.†	76	5,741
El Pollo Loco Holdings, Inc.*	14	212
Eldorado Resorts, Inc.†*	7	417
H&R Block, Inc.	17	399
Hilton Worldwide Holdings, Inc.†	25	2,773

GOTHAM INDEX PLUS ALL-CAP FUND

Portfolio of Investments (Continued)

December 31, 2019

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Services — (Continued)
Hyatt Hotels Corp., Class A†	69	$6,190
Las Vegas Sands Corp.†	71	4,902
Marriott International, Inc., Class A†	30	4,543
McDonald’s Corp.†	69	13,635
MGM Resorts International†	48	1,597
Norwegian Cruise Line Holdings Ltd.
(Bermuda)*	20	1,168
Restaurant Brands International, Inc.
(Canada)	32	2,041
Royal Caribbean Cruises Ltd. (Liberia)†	20	2,670
Starbucks Corp.†	109	9,583
Strategic Education, Inc.†	92	14,619
Wynn Resorts Ltd.	10	1,389
Yum! Brands, Inc.†	28	2,820

		118,608

Diversified Financials — 5.4%
American Express Co.†	75	9,337
Ameriprise Financial, Inc.†	13	2,166
Bank of New York Mellon Corp. (The)†	84	4,228
Berkshire Hathaway, Inc., Class B†*	224	50,736
BlackRock, Inc.†	15	7,540
Capital One Financial Corp.†	43	4,425
Cboe Global Markets, Inc.	10	1,200
Charles Schwab Corp. (The)†	119	5,660
CME Group, Inc.†	33	6,624
Discover Financial Services†	29	2,460
E*TRADE Financial Corp.	21	953
Franklin Resources, Inc.†	45	1,169
Goldman Sachs Group, Inc. (The)†	34	7,818
Intercontinental Exchange, Inc.†	52	4,813
Invesco Ltd. (Bermuda)	42	755
MarketAxess Holdings, Inc.	3	1,137
Moody’s Corp.†	18	4,273
Morgan Stanley†	149	7,617
MSCI, Inc.	8	2,065
Nasdaq, Inc.†	16	1,714
Northern Trust Corp.†	19	2,019
Raymond James Financial, Inc.†	12	1,074
S&P Global, Inc.†	22	6,007
State Street Corp.†	33	2,610
Synchrony Financial†	60	2,161

	Number of Shares	Value
COMMON STOCKS — (Continued)
Diversified Financials — (Continued)
T Rowe Price Group, Inc.†	22	$2,680

		143,241

Energy — 9.7%
Apache Corp.	34	870
Baytex Energy Corp. (Canada)*	562	815
Cabot Oil & Gas Corp.	38	662
Cactus, Inc., Class A†	111	3,810
Callon Petroleum Co.†*	2,251	10,872
Chevron Corp.†	173	20,848
Cimarex Energy Co.	10	525
Concho Resources, Inc.	19	1,664
ConocoPhillips†	100	6,503
Core Laboratories NV (Netherlands)	9	339
Crescent Point Energy Corp. (Canada)†	865	3,867
CVR Energy, Inc.†	138	5,579
Devon Energy Corp.	36	935
DHT Holdings, Inc. (Marshall Islands)†	915	7,576
Diamondback Energy, Inc.	15	1,393
DMC Global, Inc.†	102	4,584
Dorian LPG Ltd. (Marshall Islands)†*	346	5,356
Dril-Quip, Inc.*	13	610
EOG Resources, Inc.†	54	4,523
Exxon Mobil Corp.†	387	27,005
Frank’s International NV (Netherlands)*	124	641
Green Plains, Inc.	443	6,835
Halliburton Co.†	80	1,958
Helmerich & Payne, Inc.	9	409
Hess Corp.†	27	1,804
HollyFrontier Corp.	14	710
Kinder Morgan, Inc.†	207	4,382
Kosmos Energy Ltd.†	1,620	9,234
Liberty Oilfield Services, Inc., Class A	21	234
Magnolia Oil & Gas Corp., Class A*	4	50
Marathon Oil Corp.	73	991
Marathon Petroleum Corp.†	60	3,615
Matrix Service Co.*	96	2,196
Nabors Industries Ltd. (Bermuda)	6,831	19,673
National Oilwell Varco, Inc.	36	902
NexTier Oilfield Solutions, Inc.†*	1,386	9,286
Noble Energy, Inc.	44	1,093

GOTHAM INDEX PLUS ALL-CAP FUND

Portfolio of Investments (Continued)

December 31, 2019

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Energy — (Continued)
Nordic American Tankers Ltd. (Bermuda)	657	$3,232
Occidental Petroleum Corp.†	81	3,338
Oceaneering International, Inc.*	278	4,145
Oil States International, Inc.†*	328	5,350
ONEOK, Inc.†	37	2,800
Patterson-UTI Energy, Inc.†	1,635	17,167
PDC Energy, Inc.†*	508	13,294
Phillips 66†	41	4,568
Pioneer Natural Resources Co.†	16	2,422
ProPetro Holding Corp.*	132	1,485
Range Resources Corp.†	1,740	8,439
Schlumberger Ltd. (Curacao)†	126	5,065
Select Energy Services, Inc., Class A*	139	1,290
TC Energy Corp. (Canada)†	85	4,531
TechnipFMC PLC (United Kingdom)	41	879
Valero Energy Corp.†	38	3,559
Williams Cos., Inc. (The)†	112	2,657
World Fuel Services Corp.	31	1,346

		257,916

Food & Staples Retailing — 2.3%
Casey’s General Stores, Inc.	5	795
Costco Wholesale Corp.†	41	12,051
Ingles Markets, Inc., Class A	18	855
Kroger Co. (The)†	73	2,116
Rite Aid Corp.*	186	2,877
Sprouts Farmers Market, Inc.*	4	77
Sysco Corp.†	46	3,935
Walgreens Boots Alliance, Inc.†	82	4,835
Walmart, Inc.†	260	30,898
Weis Markets, Inc.	57	2,308

		60,747

Food, Beverage & Tobacco — 5.8%
Altria Group, Inc.†	171	8,535
Archer-Daniels-Midland Co.†	51	2,364
Brown-Forman Corp., Class B	43	2,907
Calavo Growers, Inc.†	72	6,522
Campbell Soup Co.†	27	1,334
Coca-Cola Co. (The)†	392	21,697
Coca-Cola Consolidated, Inc.	6	1,704
Conagra Brands, Inc.	44	1,507
Constellation Brands, Inc., Class A†	17	3,226

	Number of Shares	Value
COMMON STOCKS — (Continued)
Food, Beverage & Tobacco — (Continued)
Flowers Foods, Inc.	106	$2,304
Fresh Del Monte Produce, Inc. (Cayman Islands)	82	2,868
General Mills, Inc.†	55	2,946
Hain Celestial Group, Inc. (The)†*	394	10,226
Hershey Co. (The)†	19	2,793
Hormel Foods Corp.	49	2,210
Hostess Brands, Inc.*	43	625
JM Smucker Co. (The)†	10	1,041
John B. Sanfilippo & Son, Inc.†	68	6,207
Kellogg Co.†	31	2,144
Keurig Dr Pepper, Inc.	274	7,932
Kraft Heinz Co. (The)†	111	3,566
Lamb Weston Holdings, Inc.	14	1,204
McCormick & Co., Inc., non-voting shares†	12	2,037
Molson Coors Beverage Co., Class B	19	1,024
Mondelez International, Inc., Class A†	133	7,326
Monster Beverage Corp.†*	50	3,177
National Beverage Corp.*	41	2,092
PepsiCo, Inc.†	127	17,357
Philip Morris International, Inc.†	143	12,168
Post Holdings, Inc.*	4	436
Sanderson Farms, Inc.	15	2,643
Simply Good Foods Co. (The)†*	26	742
Tootsie Roll Industries, Inc.	9	307
TreeHouse Foods, Inc.*	93	4,510
Tyson Foods, Inc., Class A†	33	3,004
Vector Group Ltd.	2	27

		152,712

Health Care Equipment & Services — 10.5%
Abbott Laboratories†	163	14,158
ABIOMED, Inc.†*	5	853
Acadia Healthcare Co., Inc.*	35	1,163
Align Technology, Inc.†*	7	1,953
Allscripts Healthcare Solutions, Inc.*	614	6,026
AmerisourceBergen Corp.†	19	1,615
AngioDynamics, Inc.*	140	2,241
Anthem, Inc.†	24	7,249
Baxter International, Inc.†	46	3,847
Becton Dickinson and Co.†	24	6,527
Boston Scientific Corp.†*	128	5,788

GOTHAM INDEX PLUS ALL-CAP FUND

Portfolio of Investments (Continued)

December 31, 2019

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
Cardinal Health, Inc.†	26	$1,315
Centene Corp.†*	38	2,389
Cerner Corp.†	30	2,202
Cigna Corp.†	34	6,953
CONMED Corp.†	87	9,729
Cooper Cos., Inc. (The)	4	1,285
CorVel Corp.*	7	612
Covetrus, Inc.*	177	2,336
CVS Health Corp.†	119	8,840
Danaher Corp.†	65	9,976
DaVita, Inc.*	13	975
DENTSPLY SIRONA, Inc.†	21	1,188
DexCom, Inc.†*	30	6,562
Edwards Lifesciences Corp.†*	20	4,666
Guardant Health, Inc.*	10	781
Haemonetics Corp.*	2	230
HCA Healthcare, Inc.†	32	4,730
Henry Schein, Inc.*	14	934
HMS Holdings Corp.†*	5	148
Hologic, Inc.†*	25	1,305
Humana, Inc.†	13	4,765
IDEXX Laboratories, Inc.*	8	2,089
Insulet Corp.*	3	514
Intuitive Surgical, Inc.†*	11	6,503
Laboratory Corp. of America Holdings*	9	1,523
Lantheus Holdings, Inc.*	214	4,389
Magellan Health, Inc.†*	71	5,556
McKesson Corp.†	16	2,213
MEDNAX, Inc.†*	279	7,753
Medtronic PLC (Ireland)†	122	13,841
National Research Corp.	2	132
Natus Medical, Inc.†*	120	3,959
Nevro Corp.*	65	7,640
NextGen Healthcare, Inc.*	31	498
Novocure Ltd. (Jersey)†*	183	15,421
Omnicell, Inc.*	5	409
Patterson Cos., Inc.	14	287
Quest Diagnostics, Inc.†	13	1,388
ResMed, Inc.†	13	2,015
Simulations Plus, Inc.	2	58
STAAR Surgical Co.*	47	1,653
STERIS PLC (Ireland)†	8	1,219

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
Stryker Corp.†	34	$7,138
Surgery Partners, Inc.*	73	1,143
Teladoc Health, Inc.†*	81	6,781
Teleflex, Inc.	4	1,506
Tenet Healthcare Corp.*	63	2,396
Tivity Health, Inc.*	73	1,485
UnitedHealth Group, Inc.†	86	25,282
Universal Health Services, Inc., Class B	8	1,148
Varex Imaging Corp.*	3	89
Varian Medical Systems, Inc.*	8	1,136
Veeva Systems, Inc., Class A†*	126	17,723
WellCare Health Plans, Inc.*	4	1,321
West Pharmaceutical Services, Inc.†	32	4,811
Zimmer Biomet Holdings, Inc.†	19	2,844

		277,204

Household & Personal Products — 2.0%
Church & Dwight Co., Inc.†	22	1,547
Clorox Co. (The)†	11	1,689
Colgate-Palmolive Co.†	78	5,370
Coty, Inc., Class A	70	787
Energizer Holdings, Inc.	79	3,967
Estee Lauder Cos., Inc. (The), Class A†	34	7,022
Inter Parfums, Inc.	4	291
Kimberly-Clark Corp.†	31	4,264
Procter & Gamble Co. (The)†	228	28,477

		53,414

Insurance — 2.2%
Aflac, Inc.†	68	3,597
Allstate Corp. (The)†	30	3,373
American International Group, Inc.†	79	4,055
Aon PLC (United Kingdom)†	21	4,374
Arthur J Gallagher & Co.†	17	1,619
Assurant, Inc.	6	786
Chubb Ltd. (Switzerland)†	42	6,538
Cincinnati Financial Corp.†	15	1,577
Everest Re Group Ltd. (Bermuda)	3	831
Globe Life, Inc.	9	947
Hartford Financial Services Group, Inc. (The)†	34	2,066
Lincoln National Corp.†	18	1,062
Loews Corp.†	27	1,417

GOTHAM INDEX PLUS ALL-CAP FUND

Portfolio of Investments (Continued)

December 31, 2019

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Insurance — (Continued)
Marsh & McLennan Cos., Inc.†	46	$5,125
MetLife, Inc.†	85	4,332
Principal Financial Group, Inc.†	26	1,430
Progressive Corp. (The)†	54	3,909
Prudential Financial, Inc.†	37	3,468
Travelers Cos., Inc. (The)†	24	3,287
Unum Group	19	554
Willis Towers Watson PLC (Ireland)†	12	2,423
WR Berkley Corp.	17	1,175

		57,945

Materials — 10.1%
A. Schulman, Inc. CVR†(a)*	136	71
Air Products & Chemicals, Inc.†	21	4,935
Alamos Gold, Inc., Class A (Canada)†	783	4,714
Albemarle Corp.	10	730
Allegheny Technologies, Inc.†*	581	12,003
Amcor PLC (Jersey)	149	1,615
AptarGroup, Inc.	9	1,041
Ashland Global Holdings, Inc.†	203	15,536
Avery Dennison Corp.	7	916
Balchem Corp.	12	1,220
Ball Corp.†	30	1,940
Boise Cascade Co.	156	5,699
Cabot Corp.	131	6,225
Celanese Corp.†	12	1,477
Century Aluminum Co.*	32	240
CF Industries Holdings, Inc.	20	955
Coeur Mining, Inc.*	210	1,697
Corteva, Inc.	69	2,040
Crown Holdings, Inc.*	153	11,099
Domtar Corp.†	124	4,742
Dow, Inc.†	68	3,722
DuPont de Nemours, Inc.†	68	4,366
Eastman Chemical Co.	13	1,030
Ecolab, Inc.†	26	5,018
Element Solutions, Inc.†*	176	2,056
FMC Corp.†	11	1,098
Forterra, Inc.*	163	1,884
Freeport-McMoRan, Inc.†	133	1,745
GCP Applied Technologies, Inc.*	106	2,407
Graphic Packaging Holding Co.†	758	12,621
Huntsman Corp.†	186	4,494

	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
Ingevity Corp.*	20	$1,748
Innospec, Inc.†	69	7,137
International Flavors & Fragrances, Inc.	9	1,161
International Paper Co.†	35	1,612
Kaiser Aluminum Corp.	34	3,770
Kirkland Lake Gold Ltd. (Canada)†	143	6,302
Koppers Holdings, Inc.*	119	4,548
Linde PLC (Ireland)†	49	10,432
LyondellBasell Industries NV, Class A (Netherlands)†	31	2,929
Martin Marietta Materials, Inc.	6	1,678
Mosaic Co. (The)	35	757
Myers Industries, Inc.	15	250
Neenah, Inc.†	63	4,437
NewMarket Corp.†	31	15,082
Newmont Goldcorp Corp.†	75	3,259
Nucor Corp.†	27	1,520
Nutrien Ltd. (Canada)†	5	240
Packaging Corp. of America	9	1,008
Pan American Silver Corp. (Canada)	23	545
PPG Industries, Inc.†	21	2,803
Reliance Steel & Aluminum Co.†	194	23,233
Royal Gold, Inc.†	65	7,946
Schweitzer-Mauduit International, Inc.	73	3,065
Sealed Air Corp.	14	558
Sherwin-Williams Co. (The)†	8	4,668
Silgan Holdings, Inc.	17	528
Summit Materials, Inc., Class A†*	330	7,887
SunCoke Energy, Inc.	49	305
Trinseo SA (Luxembourg)	55	2,047
Valvoline, Inc.	33	707
Verso Corp., Class A*	2	36
Vulcan Materials Co.†	12	1,728
Westrock Co.	24	1,030
Wheaton Precious Metals Corp. (Canada)	276	8,211
Worthington Industries, Inc.	19	801
Yamana Gold, Inc. (Canada)†	3,341	13,197

		266,501

Media & Entertainment — 9.9%
Activision Blizzard, Inc.†	71	4,219

GOTHAM INDEX PLUS ALL-CAP FUND

Portfolio of Investments (Continued)

December 31, 2019

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Media & Entertainment — (Continued)
Alphabet, Inc., Class A†*	64	$85,721
AMC Entertainment Holdings, Inc., Class A	551	3,989
Cardlytics, Inc.*	58	3,646
Cargurus, Inc.*	105	3,694
Charter Communications, Inc., Class A†*	20	9,702
Cinemark Holdings, Inc.†	45	1,523
Comcast Corp., Class A†	417	18,752
Discovery, Inc., Class A†*	66	2,161
DISH Network Corp., Class A*	46	1,632
Electronic Arts, Inc.†*	27	2,903
EverQuote, Inc., Class A*	114	3,916
Facebook, Inc., Class A†*	262	53,775
Fox Corp., Class A	57	2,113
Interpublic Group of Cos., Inc. (The)	35	808
Lions Gate Entertainment Corp., Class B (Canada)*	242	2,403
Live Nation Entertainment, Inc.*	19	1,358
Loral Space & Communications, Inc.*	30	970
Netflix, Inc.†*	41	13,266
News Corp., Class A	54	764
Omnicom Group, Inc.†	19	1,539
Scholastic Corp.	3	115
Shaw Communications, Inc., Class B (Canada)	28	568
Take-Two Interactive Software, Inc.*	10	1,224
TechTarget, Inc.*	106	2,767
Twitter, Inc.†*	72	2,308
ViacomCBS, Inc., Class B	35	1,469
Walt Disney Co. (The)†	163	23,575
WideOpenWest, Inc.*	149	1,106
Yelp, Inc.†*	292	10,170

		262,156

Pharmaceuticals, Biotechnology & Life Sciences — 10.0%
AbbVie, Inc.†	136	12,041
ACADIA Pharmaceuticals, Inc.†*	11	471
Agilent Technologies, Inc.†	29	2,474
Agios Pharmaceuticals, Inc.*	23	1,098
Alexion Pharmaceuticals, Inc.†*	21	2,271
Allergan PLC (Ireland)†	31	5,926
Amgen, Inc.†	54	13,018
Anika Therapeutics, Inc.*	66	3,422
Arrowhead Pharmaceuticals, Inc.†*	85	5,392

	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
Arvinas, Inc.*	6	$247
Atara Biotherapeutics, Inc.*	1	16
Bausch Health Cos, Inc. (Canada)†*	38	1,137
Biogen, Inc.†*	17	5,044
Bio-Rad Laboratories, Inc., Class A†*	33	12,211
Bio-Techne Corp.	7	1,537
Bristol-Myers Squibb Co.	149	9,564
Bruker Corp.	65	3,313
Catalyst Pharmaceuticals, Inc.*	277	1,039
ChemoCentryx, Inc.*	71	2,808
Clovis Oncology, Inc.*	621	6,474
Coherus Biosciences, Inc.*	298	5,365
Corcept Therapeutics, Inc.*	197	2,384
Dermira, Inc.*	2	30
Eagle Pharmaceuticals, Inc.†*	24	1,442
Eli Lilly & Co.†	88	11,566
Gilead Sciences, Inc.†	117	7,603
Illumina, Inc.†*	14	4,644
ImmunoGen, Inc.*	463	2,364
Incyte Corp.†*	21	1,834
Intellia Therapeutics, Inc.*	91	1,335
Intercept Pharmaceuticals, Inc.*	20	2,478
Ionis Pharmaceuticals, Inc.*	13	785
IQVIA Holdings, Inc.†*	18	2,781
Ironwood Pharmaceuticals, Inc.†*	76	1,012
Johnson & Johnson†	242	35,301
Kadmon Holdings, Inc.*	28	127
Karyopharm Therapeutics, Inc.*	25	479
Merck & Co., Inc.†	233	21,191
Mettler-Toledo International, Inc.*	2	1,587
Mylan NV (Netherlands)*	47	945
NeoGenomics, Inc.*	3	88
Neurocrine Biosciences, Inc.*	63	6,772
Pacira BioSciences, Inc.*	20	906
PerkinElmer, Inc.	10	971
Perrigo Co. PLC (Ireland)	13	672
Pfizer, Inc.†	509	19,943
Provention Bio, Inc.*	26	387
QIAGEN NV (Netherlands)*	81	2,738
Regeneron Pharmaceuticals, Inc.†*	12	4,506
Retrophin, Inc.*	9	128
Thermo Fisher Scientific, Inc.†	36	11,695

GOTHAM INDEX PLUS ALL-CAP FUND

Portfolio of Investments (Continued)

December 31, 2019

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
United Therapeutics Corp.*	46	$4,052
Vanda Pharmaceuticals, Inc.†*	232	3,807
Vertex Pharmaceuticals, Inc.†*	25	5,474
Waters Corp.*	6	1,402
Zoetis, Inc.†	44	5,823

		264,120

Real Estate — 2.8%
Alexandria Real Estate Equities, Inc., REIT	10	1,616
American Tower Corp., REIT†	41	9,423
Apartment Investment & Management Co., Class A, REIT	14	723
AvalonBay Communities, Inc., REIT†	13	2,726
Boston Properties, Inc., REIT†	14	1,930
CBRE Group, Inc., Class A†*	31	1,900
Crown Castle International Corp., REIT†	39	5,544
Digital Realty Trust, Inc., REIT†	20	2,395
Duke Realty Corp., REIT†	34	1,179
Equinix, Inc., REIT†	8	4,670
Equity Residential, REIT†	35	2,832
Essex Property Trust, Inc., REIT	6	1,805
Extra Space Storage, Inc., REIT†	12	1,267
Federal Realty Investment Trust, REIT	6	772
Healthpeak Properties, Inc., REIT†	46	1,586
Host Hotels & Resorts, Inc., REIT†	65	1,206
Iron Mountain, Inc., REIT	27	860
Kimco Realty Corp., REIT	39	808
Mid-America Apartment Communities, Inc., REIT	10	1,319
Prologis, Inc., REIT†	58	5,170
Public Storage, REIT†	15	3,194
Realty Income Corp., REIT†	30	2,209
Regency Centers Corp., REIT	16	1,009
SBA Communications Corp., REIT	11	2,651
Simon Property Group, Inc., REIT†	29	4,320
SL Green Realty Corp., REIT	8	735
UDR, Inc., REIT†	26	1,214
Ventas, Inc., REIT†	35	2,021
Vornado Realty Trust, REIT†	17	1,130

	Number of Shares	Value
COMMON STOCKS — (Continued)
Real Estate — (Continued)
Welltower, Inc., REIT†	37	$3,026
Weyerhaeuser Co., REIT†	68	2,054

		73,294

Retailing — 11.9%
Aaron’s, Inc.†	14	800
Advance Auto Parts, Inc.	7	1,121
Amazon.com, Inc.†*	46	85,001
American Eagle Outfitters, Inc.	395	5,806
AutoNation, Inc.*	79	3,842
AutoZone, Inc.*	3	3,574
Best Buy Co., Inc.†	23	2,019
Big Lots, Inc.†	368	10,569
Booking Holdings, Inc.†*	4	8,215
Buckle, Inc. (The)	19	514
Burlington Stores, Inc.*	45	10,261
Caleres, Inc.†	367	8,716
Camping World Holdings, Inc., Class A	291	4,289
CarMax, Inc.†*	16	1,403
Children’s Place, Inc. (The)	89	5,564
Designer Brands, Inc., Class A†	364	5,729
Dollar General Corp.†	23	3,588
Dollar Tree, Inc.†*	22	2,069
eBay, Inc.†	76	2,744
Expedia Group, Inc.†	14	1,514
Gap, Inc. (The)	34	601
Genesco, Inc.*	1	48
Genuine Parts Co.†	13	1,381
Group 1 Automotive, Inc.†	10	1,000
Groupon, Inc.*	666	1,592
Guess?, Inc.†	507	11,347
Home Depot, Inc. (The)†	99	21,620
Kohl’s Corp.	15	764
L Brands, Inc.	25	453
LKQ Corp.*	29	1,035
Lowe’s Cos., Inc.†	70	8,383
Macy’s, Inc.	28	476
Michaels Cos., Inc. (The)*	299	2,419
Murphy USA, Inc.*	31	3,627
National Vision Holdings, Inc.†*	221	7,167
Nordstrom, Inc.	14	573
Ollie’s Bargain Outlet Holdings, Inc.*	2	131
O’Reilly Automotive, Inc.*	7	3,068
Penske Automotive Group, Inc.	16	804

GOTHAM INDEX PLUS ALL-CAP FUND

Portfolio of Investments (Continued)

December 31, 2019

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Retailing — (Continued)
PetMed Express, Inc.	43	$1,011
Pool Corp.†	47	9,982
Qurate Retail, Inc.*	836	7,047
RH*	105	22,417
Ross Stores, Inc.†	32	3,725
Sally Beauty Holdings, Inc.*	112	2,044
Sleep Number Corp.†*	104	5,121
Sonic Automotive, Inc., Class A†	231	7,161
Stamps.com, Inc.*	29	2,422
Target Corp.†	46	5,898
Tiffany & Co.†	11	1,470
TJX Cos., Inc. (The)†	111	6,778
Tractor Supply Co.	11	1,028
Ulta Beauty, Inc.*	5	1,266
Zumiez, Inc.†*	76	2,625

		313,822

Semiconductors & Semiconductor Equipment — 7.0%
Advanced Micro Devices, Inc.†*	110	5,045
Ambarella, Inc. (Cayman Islands)†*	148	8,963
Analog Devices, Inc.†	33	3,922
Applied Materials, Inc.†	83	5,066
Broadcom, Inc.†	37	11,693
Brooks Automation, Inc.	212	8,896
Impinj, Inc.†*	116	3,000
Inphi Corp.*	1	74
Intel Corp.†	398	23,820
KLA Corp.†	14	2,494
Lam Research Corp.†	13	3,801
Lattice Semiconductor Corp.†*	791	15,140
Maxim Integrated Products, Inc.†	25	1,538
Microchip Technology, Inc.†	25	2,618
Micron Technology, Inc.†*	102	5,486
NVIDIA Corp.†	57	13,412
PDF Solutions, Inc.*	22	372
Power Integrations, Inc.	4	396
Qorvo, Inc.†*	11	1,279
QUALCOMM, Inc.†	105	9,264
Skyworks Solutions, Inc.†	16	1,934
SMART Global Holdings, Inc. (Cayman Islands)*	40	1,518
Synaptics, Inc.†*	252	16,574
Texas Instruments, Inc.†	87	11,161
Ultra Clean Holdings, Inc.*	327	7,675

	Number of Shares	Value
COMMON STOCKS — (Continued)
Semiconductors & Semiconductor Equipment — (Continued)
Universal Display Corp.†	84	$17,310
Xilinx, Inc.†	24	2,346

		184,797

Software & Services — 18.7%
Accenture PLC, Class A (Ireland)†	59	12,424
Adobe, Inc.†*	45	14,841
Akamai Technologies, Inc.†*	15	1,296
Alliance Data Systems Corp.	5	561
Anaplan, Inc.*	52	2,725
ANSYS, Inc.*	8	2,059
Appfolio, Inc., Class A*	2	220
Aspen Technology, Inc.†*	143	17,293
Autodesk, Inc.†*	20	3,669
Automatic Data Processing, Inc.†	39	6,649
Blackbaud, Inc.	33	2,627
Broadridge Financial Solutions, Inc.	11	1,359
CACI International, Inc., Class A†*	28	7,000
Cadence Design Systems, Inc.†*	26	1,803
Citrix Systems, Inc.†	12	1,331
Cognizant Technology Solutions Corp., Class A†	51	3,163
CommVault Systems, Inc.*	115	5,134
CSG Systems International, Inc.†	172	8,906
Digital Turbine, Inc.*	219	1,561
DocuSign, Inc.*	25	1,853
Domo, Inc., Class B*	30	652
DXC Technology Co.	23	865
Envestnet, Inc.*	2	139
Evo Payments, Inc., Class A*	17	449
Fair Isaac Corp.†*	12	4,496
Fidelity National Information Services, Inc.†	57	7,928
Fiserv, Inc.†*	63	7,285
Five9, Inc.*	10	656
FleetCor Technologies, Inc.*	8	2,302
Fortinet, Inc.†*	16	1,708
Gartner, Inc.*	9	1,387
Global Payments, Inc.†	28	5,112
GoDaddy, Inc., Class A†*	212	14,399
International Business Machines Corp.†	81	10,857
Intuit, Inc.†	24	6,286
Jack Henry & Associates, Inc.	8	1,165
Leidos Holdings, Inc.	13	1,273

GOTHAM INDEX PLUS ALL-CAP FUND

Portfolio of Investments (Continued)

December 31, 2019

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
Manhattan Associates, Inc.†*	15	$1,196
ManTech International Corp., Class A†	104	8,308
Mastercard, Inc., Class A†	93	27,769
Microsoft Corp.†	700	110,390
Model N, Inc.*	33	1,157
NIC, Inc.	170	3,799
NortonLifeLock, Inc.†	58	1,480
Open Text Corp. (Canada)	8	353
Oracle Corp.†	308	16,318
Paychex, Inc.†	32	2,722
PayPal Holdings, Inc.†*	108	11,682
Paysign, Inc.*	59	599
Perspecta, Inc.†	395	10,444
Ping Identity Holding Corp.*	1	24
PROS Holdings, Inc.*	16	959
PTC, Inc.*	40	2,996
Qualys, Inc.†*	101	8,420
RealPage, Inc.*	3	161
Sabre Corp.†	398	8,931
salesforce.com, Inc.†*	81	13,174
Science Applications International Corp.	29	2,524
SecureWorks Corp., Class A*	8	133
ServiceNow, Inc.†*	18	5,082
SolarWinds Corp.*	17	315
SPS Commerce, Inc.†*	142	7,870
Square, Inc., Class A†*	351	21,959
SS&C Technologies Holdings, Inc.†	237	14,552
Sykes Enterprises, Inc.*	30	1,110
Synopsys, Inc.†*	14	1,949
TTEC Holdings, Inc.	75	2,971
Upland Software, Inc.†*	14	500
VeriSign, Inc.†*	11	2,119
Visa, Inc., Class A†	199	37,392
Western Union Co. (The)	39	1,044

		493,835

Technology Hardware & Equipment — 10.9%
3D Systems Corp.*	165	1,444
Acacia Communications, Inc.*	1	68
Amphenol Corp., Class A†	29	3,139
Anixter International, Inc.*	96	8,842
Apple, Inc.†	407	119,516

	Number of Shares	Value
COMMON STOCKS — (Continued)
Technology Hardware & Equipment — (Continued)
Arista Networks, Inc.*	7	$1,424
Avnet, Inc.†	100	4,244
Badger Meter, Inc.†	17	1,104
CDW Corp.†	14	2,000
Celestica, Inc. (Canada)*	28	232
Ciena Corp.*	369	15,753
Cisco Systems, Inc.†	389	18,656
Comtech Telecommunications Corp.	60	2,129
Corning, Inc.†	71	2,067
Diebold Nixdorf, Inc.†*	462	4,879
Dolby Laboratories, Inc., Class A	100	6,880
EchoStar Corp., Class A†*	192	8,316
ePlus, Inc.*	10	843
F5 Networks, Inc.*	5	698
FLIR Systems, Inc.	13	677
Hewlett Packard Enterprise Co.†	119	1,887
HP, Inc.†	133	2,733
IPG Photonics Corp.*	5	725
Juniper Networks, Inc.	32	788
KEMET Corp.	111	3,003
Keysight Technologies, Inc.*	18	1,847
Knowles Corp.*	12	254
Lumentum Holdings, Inc.†*	19	1,507
Methode Electronics, Inc.	59	2,322
Motorola Solutions, Inc.†	15	2,417
NCR Corp.†*	388	13,642
NetApp, Inc.†	21	1,307
NetScout Systems, Inc.*	170	4,092
OSI Systems, Inc.†*	113	11,384
Plexus Corp.*	11	846
Rogers Corp.*	7	873
Sanmina Corp.†*	218	7,464
ScanSource, Inc.*	6	222
Seagate Technology PLC (Ireland)†	25	1,487
SYNNEX Corp.†	22	2,834
TE Connectivity Ltd. (Switzerland)†	31	2,971
Tech Data Corp.*	61	8,760
Ubiquiti, Inc.	2	378
Viavi Solutions, Inc.†*	478	7,170
Western Digital Corp.†	28	1,777
Xerox Holdings Corp.	21	774
Zebra Technologies Corp., Class A*	4	1,022

		287,397

GOTHAM INDEX PLUS ALL-CAP FUND

Portfolio of Investments (Continued)

December 31, 2019

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Telecommunication Services — 2.8%
AT&T, Inc.†	669	$26,145
BCE, Inc. (Canada)	50	2,317
CenturyLink, Inc.	99	1,308
Cogent Communications Holdings, Inc.	17	1,119
Gogo, Inc.*	336	2,150
Intelsat SA (Luxembourg)*	251	1,765
Iridium Communications, Inc.†*	223	5,495
TELUS Corp. (Canada)	3	116
T-Mobile US, Inc.†*	79	6,195
Verizon Communications, Inc.†	379	23,271
Zayo Group Holdings, Inc.*	162	5,613

		75,494

Transportation — 3.6%
Alaska Air Group, Inc.	12	813
American Airlines Group, Inc.†	41	1,176
CH Robinson Worldwide, Inc.	13	1,017
CSX Corp.†	71	5,138
Delta Air Lines, Inc.†	59	3,450
Expeditors International of Washington, Inc.†	15	1,170
FedEx Corp.†	24	3,629
JB Hunt Transport Services, Inc	9	1,051
JetBlue Airways Corp.†*	940	17,597
Kansas City Southern	9	1,378
Kirby Corp.*	27	2,417
Knight-Swift Transportation Holdings, Inc.	25	896
Landstar System, Inc.†	54	6,149
Marten Transport Ltd.	2	43
Norfolk Southern Corp.†	23	4,465
Old Dominion Freight Line, Inc.	8	1,518
Schneider National, Inc., Class B	86	1,877
Southwest Airlines Co.†	48	2,591
Union Pacific Corp.†	63	11,390
United Airlines Holdings, Inc.†*	23	2,026
United Parcel Service, Inc., Class B†	78	9,131
Werner Enterprises, Inc.	1	36
XPO Logistics, Inc.†*	192	15,302

		94,260

Utilities — 3.4%
AES Corp.	61	1,214
Alliant Energy Corp.	23	1,259
Ameren Corp.†	22	1,690

	Number of Shares	Value
COMMON STOCKS — (Continued)
Utilities — (Continued)
American Electric Power Co., Inc.†	45	$4,253
American States Water Co.	4	347
American Water Works Co., Inc.†	17	2,088
Atmos Energy Corp.	10	1,119
CenterPoint Energy, Inc.†	46	1,254
CMS Energy Corp.†	26	1,634
Consolidated Edison, Inc.†	30	2,714
Dominion Energy, Inc.†	75	6,211
DTE Energy Co.†	16	2,078
Duke Energy Corp.†	66	6,020
Edison International†	32	2,413
El Paso Electric Co.	20	1,358
Entergy Corp.†	18	2,156
Evergy, Inc.	20	1,302
Eversource Energy†	29	2,467
Exelon Corp.†	89	4,057
FirstEnergy Corp.†	49	2,381
NextEra Energy, Inc.†	44	10,655
NiSource, Inc.	34	947
NRG Energy, Inc.†	24	954
OGE Energy Corp.†	136	6,048
Pinnacle West Capital Corp.	11	989
PPL Corp.†	66	2,368
Public Service Enterprise Group, Inc.†	46	2,716
Sempra Energy†	25	3,787
Southern Co. (The)†	96	6,115
TransAlta Corp. (Canada)	43	308
Vistra Energy Corp.	95	2,184
WEC Energy Group, Inc.†	29	2,675
Xcel Energy, Inc.†	48	3,048

		90,809

TOTAL COMMON STOCKS (Cost $3,898,876)		4,453,052

TOTAL LONG POSITIONS - 168.4%		4,453,052

(Cost $3,898,876)

SHORT POSITIONS — (70.2)%
COMMON STOCKS — (70.2)%
Automobiles & Components — (0.5)%
Cooper Tire & Rubber Co.	(125)	(3,594)
Dorman Products, Inc.*	(1)	(76)
Fox Factory Holding Corp.*	(120)	(8,348)
Tenneco, Inc., Class A	(17)	(223)

GOTHAM INDEX PLUS ALL-CAP FUND

Portfolio of Investments (Continued)

December 31, 2019

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Automobiles & Components — (Continued)
Winnebago Industries, Inc.	(7)	$(371)

		(12,612)

Capital Goods — (4.0)%
Acuity Brands, Inc.	(1)	(138)
Advanced Drainage Systems, Inc.	(58)	(2,253)
Aegion Corp.*	(5)	(112)
Allison Transmission Holdings, Inc.	(263)	(12,708)
Ameresco, Inc., Class A*	(87)	(1,523)
Beacon Roofing Supply, Inc.*	(190)	(6,076)
CAE, Inc. (Canada)	(30)	(794)
Chart Industries, Inc.*	(101)	(6,816)
Construction Partners, Inc., Class A*	(93)	(1,569)
Crane Co.	(1)	(86)
Douglas Dynamics, Inc.	(10)	(550)
DXP Enterprises, Inc.*	(6)	(239)
Energy Recovery, Inc.*	(5)	(49)
EnerSys	(2)	(150)
Federal Signal Corp.	(130)	(4,192)
Fluor Corp.	(94)	(1,775)
Gardner Denver Holdings, Inc.*	(2)	(73)
Graco, Inc.	(69)	(3,588)
Hyster-Yale Materials Handling, Inc.	(41)	(2,417)
Kadant, Inc.	(5)	(527)
Kennametal, Inc.	(47)	(1,734)
Lincoln Electric Holdings, Inc.	(39)	(3,772)
Lindsay Corp.	(9)	(864)
Mercury Systems, Inc.*	(10)	(691)
Mueller Water Products, Inc., Class A	(431)	(5,163)
MYR Group, Inc.*	(54)	(1,760)
National Presto Industries, Inc.	(3)	(265)
NV5 Global, Inc.*	(81)	(4,086)
Plug Power, Inc.*	(128)	(404)
Resideo Technologies, Inc.*	(789)	(9,413)
Rush Enterprises, Inc., Class A	(84)	(3,906)
Sensata Technologies Holding PLC
(United Kingdom)*	(34)	(1,832)
Sunrun, Inc.*	(690)	(9,529)
Trex Co., Inc.*	(82)	(7,370)
TriMas Corp.*	(67)	(2,104)
Vicor Corp.*	(142)	(6,634)

		(105,162)

Commercial & Professional Services — (1.1)%
Casella Waste Systems, Inc., Class A*	(35)	(1,611)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Commercial & Professional Services — (Continued)
Covanta Holding Corp.	(150)	$(2,226)
Forrester Research, Inc.	(44)	(1,835)
Insperity, Inc.	(99)	(8,518)
Korn Ferry	(242)	(10,261)
Matthews International Corp., Class A	(1)	(38)
TrueBlue, Inc.*	(9)	(217)
Viad Corp.	(74)	(4,995)

		(29,701)

Consumer Durables & Apparel — (4.6)%
American Outdoor Brands Corp.*	(200)	(1,856)
Carter’s, Inc.	(11)	(1,203)
Columbia Sportswear Co.	(58)	(5,811)
Crocs, Inc.*	(1)	(42)
Deckers Outdoor Corp.*	(90)	(15,197)
Fossil Group, Inc.*	(26)	(205)
Gildan Activewear, Inc. (Canada)	(89)	(2,628)
GoPro, Inc., Class A*	(2,598)	(11,275)
Helen of Troy Ltd. (Bermuda)*	(34)	(6,113)
iRobot Corp.*	(422)	(21,366)
Kontoor Brands, Inc.	(30)	(1,260)
Levi Strauss & Co., Class A	(247)	(4,765)
Lovesac Co. (The)*	(41)	(658)
Lululemon Athletica, Inc.*	(73)	(16,912)
MDC Holdings, Inc.	(2)	(76)
Movado Group, Inc.	(139)	(3,022)
Oxford Industries, Inc.	(3)	(226)
Skechers U.S.A., Inc., Class A*	(69)	(2,980)
Sonos, Inc.*	(488)	(7,623)
Sturm Ruger & Co., Inc.	(117)	(5,503)
YETI Holdings, Inc.*	(377)	(13,112)

		(121,833)

Consumer Services — (3.6)%
Brinker International, Inc.	(194)	(8,148)
Choice Hotels International, Inc.	(112)	(11,584)
Dave & Buster’s Entertainment, Inc.	(131)	(5,262)
Golden Entertainment, Inc.*	(2)	(38)
Graham Holdings Co., Class B	(1)	(639)
Grand Canyon Education, Inc.*	(49)	(4,694)
Houghton Mifflin Harcourt Co.*	(369)	(2,306)
International Game Technology PLC (United Kingdom)	(328)	(4,910)
K12, Inc.*	(127)	(2,584)
Lindblad Expeditions Holdings, Inc.*	(42)	(687)

GOTHAM INDEX PLUS ALL-CAP FUND

Portfolio of Investments (Continued)

December 31, 2019

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Services — (Continued)
Monarch Casino & Resort, Inc.*	(27)	$(1,311)
OneSpaWorld Holdings Ltd. (Bahamas)*	(67)	(1,128)
Playa Hotels & Resorts NV (Netherlands)*	(14)	(118)
Regis Corp.*	(147)	(2,627)
Shake Shack, Inc., Class A*	(172)	(10,246)
Stars Group, Inc. (The) (Canada)*	(431)	(11,245)
Twin River Worldwide Holdings, Inc.	(84)	(2,155)
Vail Resorts, Inc.	(48)	(11,512)
Wingstop, Inc.	(170)	(14,659)

		(95,853)

Energy — (6.8)%
Antero Resources Corp.*	(2,074)	(5,911)
Apergy Corp.*	(14)	(473)
Archrock, Inc.	(269)	(2,701)
Berry Petroleum Corp.	(27)	(255)
Brigham Minerals, Inc., Class A	(19)	(407)
Cenovus Energy, Inc. (Canada)	(69)	(700)
Centennial Resource Development, Inc., Class A*	(3,391)	(15,666)
Chesapeake Energy Corp.*	(6,169)	(5,093)
Continental Resources, Inc.	(73)	(2,504)
Delek US Holdings, Inc.	(181)	(6,069)
Diamond Offshore Drilling, Inc.*	(1,578)	(11,346)
Enbridge, Inc. (Canada)	(160)	(6,363)
Encana Corp. (Canada)	(1,906)	(8,939)
Enerplus Corp. (Canada)	(79)	(563)
Equitrans Midstream Corp.	(1,467)	(19,599)
Exterran Corp.*	(138)	(1,081)
Extraction Oil & Gas, Inc.*	(1,215)	(2,576)
Jagged Peak Energy, Inc.*	(792)	(6,724)
KLX Energy Services Holdings, Inc.*	(71)	(457)
Laredo Petroleum, Inc.*	(1,116)	(3,203)
National Energy Services Reunited Corp. (British Virgin Islands)*	(118)	(1,076)
NexGen Energy Ltd. (Canada)*	(145)	(186)
Northern Oil and Gas, Inc.*	(2,170)	(5,078)
Pembina Pipeline Corp. (Canada)	(7)	(259)
Renewable Energy Group, Inc.*	(107)	(2,884)
RPC, Inc.	(1,665)	(8,725)
SEACOR Holdings, Inc.*	(12)	(518)
SM Energy Co.	(534)	(6,002)
Southwestern Energy Co.*	(5,703)	(13,801)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Energy — (Continued)
Suncor Energy, Inc. (Canada)	(1)	$(33)
Talos Energy, Inc.*	(112)	(3,377)
Targa Resources Corp.	(282)	(11,514)
Unit Corp.*	(255)	(177)
Valaris PLC (United Kingdom)	(3,080)	(20,205)
W&T Offshore, Inc.*	(1,060)	(5,894)
Whiting Petroleum Corp.*	(20)	(147)

		(180,506)

Food & Staples Retailing — (0.7)%
Chefs’ Warehouse, Inc. (The)*	(93)	(3,544)
US Foods Holding Corp.*	(376)	(15,751)

		(19,295)

Food, Beverage & Tobacco — (1.0)%
B&G Foods, Inc.	(523)	(9,377)
Boston Beer Co., Inc. (The), Class A*	(25)	(9,446)
Freshpet, Inc.*	(79)	(4,668)
Primo Water Corp.*	(34)	(382)
Universal Corp.	(51)	(2,910)

		(26,783)

Health Care Equipment & Services — (4.9)%
Amedisys, Inc.*	(17)	(2,838)
Avanos Medical, Inc.*	(245)	(8,257)
Axonics Modulation Technologies, Inc.*	(28)	(776)
BioTelemetry, Inc.*	(64)	(2,963)
Brookdale Senior Living, Inc.*	(552)	(4,013)
Cantel Medical Corp.	(177)	(12,549)
Cardiovascular Systems, Inc.*	(29)	(1,409)
Castlight Health, Inc., Class B*	(67)	(89)
Cerus Corp.*	(679)	(2,865)
CryoPort, Inc.*	(50)	(823)
Encompass Health Corp.	(208)	(14,408)
Ensign Group, Inc. (The)	(39)	(1,769)
Glaukos Corp.*	(169)	(9,205)
HealthEquity, Inc.*	(128)	(9,481)
Integer Holdings Corp.*	(40)	(3,217)
iRhythm Technologies, Inc.*	(20)	(1,362)
LeMaitre Vascular, Inc.	(52)	(1,869)
LHC Group, Inc.*	(44)	(6,061)
LivaNova PLC (United Kingdom)*	(39)	(2,942)
Merit Medical Systems, Inc.*	(500)	(15,610)
Mesa Laboratories, Inc.	(8)	(1,995)
Molina Healthcare, Inc.*	(1)	(136)

GOTHAM INDEX PLUS ALL-CAP FUND

Portfolio of Investments (Continued)

December 31, 2019

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
OraSure Technologies, Inc.*	(209)	$(1,678)
OrthoPediatrics Corp.*	(54)	(2,537)
Pennant Group, Inc. (The)*	(4)	(132)
PetIQ, Inc.*	(251)	(6,288)
Providence Service Corp. (The)*	(19)	(1,124)
Quidel Corp.*	(10)	(750)
Senseonics Holdings, Inc.*	(1,125)	(1,030)
SI-BONE, Inc.*	(2)	(43)
Tabula Rasa HealthCare, Inc.*	(99)	(4,819)
Vocera Communications, Inc.*	(244)	(5,065)

		(128,103)

Household & Personal Products — 0.0%
BellRing Brands, Inc., Class A*	(21)	(447)

Materials — (6.1)%
AdvanSix, Inc.*	(52)	(1,038)
AK Steel Holding Corp.*	(1,677)	(5,517)
Barrick Gold Corp. (Canada)	(1,331)	(24,743)
Berry Global Group, Inc.*	(311)	(14,769)
Carpenter Technology Corp.	(2)	(100)
Chase Corp.	(5)	(592)
Clearwater Paper Corp.*	(65)	(1,388)
Cleveland-Cliffs, Inc.	(2,319)	(19,480)
Compass Minerals International, Inc.	(2)	(122)
Fortuna Silver Mines, Inc. (Canada)*	(1,967)	(8,025)
Franco-Nevada Corp. (Canada)	(31)	(3,202)
FutureFuel Corp.	(5)	(62)
Hudbay Minerals, Inc. (Canada)	(391)	(1,623)
Innophos Holdings, Inc.	(14)	(448)
Kronos Worldwide, Inc.	(36)	(482)
Livent Corp.*	(801)	(6,849)
Louisiana-Pacific Corp.	(760)	(22,549)
MAG Silver Corp. (Canada)*	(13)	(154)
Methanex Corp. (Canada)	(152)	(5,872)
Minerals Technologies, Inc.	(1)	(58)
New Gold, Inc. (Canada)*	(1,593)	(1,402)
Norbord, Inc. (Canada)	(99)	(2,646)
Pretium Resources, Inc. (Canada)*	(32)	(356)
Quaker Chemical Corp.	(43)	(7,074)
Scotts Miracle-Gro Co. (The)	(2)	(212)
Seabridge Gold, Inc. (Canada)*	(66)	(912)
SilverCrest Metals, Inc. (Canada)*	(50)	(337)
Southern Copper Corp.	(27)	(1,147)
Steel Dynamics, Inc.	(77)	(2,621)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
Teck Resources Ltd., Class B (Canada)	(119)	$(2,067)
Tredegar Corp.	(29)	(648)
Tronox Holdings PLC, Class A (United Kingdom)	(959)	(10,952)
United States Steel Corp.	(971)	(11,079)
US Concrete, Inc.*	(76)	(3,166)

		(161,692)

Media & Entertainment — (4.7)%
ANGI Homeservices, Inc., Class A*	(218)	(1,846)
Emerald Expositions Events, Inc.	(8)	(84)
EW Scripps Co. (The), Class A	(243)	(3,818)
Glu Mobile, Inc.*	(1,237)	(7,484)
IAC/InterActiveCorp.*	(32)	(7,972)
John Wiley & Sons, Inc., Class A	(47)	(2,280)
Madison Square Garden Co. (The), Class A*	(43)	(12,650)
Meredith Corp.	(244)	(7,923)
Nexstar Media Group, Inc., Class A	(143)	(16,767)
Pinterest, Inc., Class A*	(313)	(5,834)
Rosetta Stone, Inc.*	(68)	(1,234)
Sinclair Broadcast Group, Inc., Class A	(377)	(12,569)
TEGNA, Inc.	(738)	(12,317)
World Wrestling Entertainment, Inc., Class A	(336)	(21,796)
Zillow Group, Inc., Class C*	(219)	(10,061)

		(124,635)

Pharmaceuticals, Biotechnology & Life Sciences — (7.7)%
Acceleron Pharma, Inc.*	(57)	(3,022)
Acorda Therapeutics, Inc.*	(115)	(235)
Aerie Pharmaceuticals, Inc.*	(123)	(2,973)
Akebia Therapeutics, Inc.*	(66)	(417)
Akero Therapeutics, Inc.*	(1)	(22)
Alector, Inc.*	(55)	(948)
Allogene Therapeutics, Inc.*	(181)	(4,702)
Amphastar Pharmaceuticals, Inc.*	(97)	(1,871)
AnaptysBio, Inc.*	(31)	(504)
ANI Pharmaceuticals, Inc.*	(12)	(740)
Arena Pharmaceuticals, Inc.*	(141)	(6,404)
ArQule, Inc.*	(77)	(1,537)
Assembly Biosciences, Inc.*	(1)	(20)
Athenex, Inc.*	(19)	(290)
Bluebird Bio, Inc.*	(179)	(15,707)

GOTHAM INDEX PLUS ALL-CAP FUND

Portfolio of Investments (Continued)

December 31, 2019

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
Cara Therapeutics, Inc.*	(153)	$(2,465)
CareDx, Inc.*	(238)	(5,134)
Cronos Group, Inc. (Canada)*	(2,212)	(16,966)
Cytokinetics, Inc.*	(98)	(1,040)
Denali Therapeutics, Inc.*	(219)	(3,815)
Elanco Animal Health, Inc.*	(556)	(16,374)
Emergent BioSolutions, Inc.*	(163)	(8,794)
Enanta Pharmaceuticals, Inc.*	(10)	(618)
Esperion Therapeutics, Inc.*	(58)	(3,459)
Exelixis, Inc.*	(545)	(9,603)
Fate Therapeutics, Inc.*	(186)	(3,640)
FibroGen, Inc.*	(86)	(3,689)
Fluidigm Corp.*	(549)	(1,911)
Gossamer Bio, Inc.*	(106)	(1,657)
Homology Medicines, Inc.*	(124)	(2,567)
Horizon Therapeutics PLC (Ireland)*	(252)	(9,122)
Intersect ENT, Inc.*	(34)	(847)
Intrexon Corp.*	(423)	(2,318)
Invitae Corp.*	(87)	(1,403)
Kura Oncology, Inc.*	(14)	(192)
Ligand Pharmaceuticals, Inc.*	(71)	(7,405)
Luminex Corp.	(130)	(3,011)
Madrigal Pharmaceuticals, Inc.*	(1)	(91)
Medpace Holdings, Inc.*	(17)	(1,429)
MeiraGTx Holdings PLC (Cayman Islands)*	(7)	(140)
MyoKardia, Inc.*	(30)	(2,187)
Myriad Genetics, Inc.*	(128)	(3,485)
NanoString Technologies, Inc.*	(24)	(668)
NextCure, Inc.*	(1)	(56)
Odonate Therapeutics, Inc.*	(5)	(162)
Personalis, Inc.*	(9)	(98)
Phibro Animal Health Corp., Class A	(129)	(3,203)
PRA Health Sciences, Inc.*	(2)	(222)
Prevail Therapeutics, Inc.*	(8)	(127)
Principia Biopharma, Inc.*	(58)	(3,177)
Progenics Pharmaceuticals, Inc.*	(45)	(229)
Quanterix Corp.*	(77)	(1,820)
Radius Health, Inc.*	(21)	(423)
REGENXBIO, Inc.*	(132)	(5,408)
Revance Therapeutics, Inc.*	(68)	(1,104)
Rhythm Pharmaceuticals, Inc.*	(70)	(1,607)
Rubius Therapeutics, Inc.*	(142)	(1,349)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
Sage Therapeutics, Inc.*	(55)	$(3,970)
Sangamo Therapeutics, Inc.*	(600)	(5,022)
Stemline Therapeutics, Inc.*	(47)	(500)
Stoke Therapeutics, Inc.*	(6)	(170)
Supernus Pharmaceuticals, Inc.*	(1)	(24)
Syneos Health, Inc.*	(37)	(2,201)
Tricida, Inc.*	(66)	(2,491)
Twist Bioscience Corp.*	(29)	(609)
Ultragenyx Pharmaceutical, Inc.*	(200)	(8,542)
Voyager Therapeutics, Inc.*	(4)	(56)
WaVe Life Sciences Ltd. (Singapore)* .	(5)	(40)
Xencor, Inc.*	(117)	(4,024)
Y-mAbs Therapeutics, Inc.*	(25)	(781)
ZIOPHARM Oncology, Inc.*	(710)	(3,351)

		(204,188)

Retailing — (4.6)%
1-800-Flowers.com, Inc., Class A*	(66)	(957)
Abercrombie & Fitch Co., Class A	(791)	(13,676)
At Home Group, Inc.*	(1,247)	(6,859)
Bed Bath & Beyond, Inc.	(47)	(813)
Boot Barn Holdings, Inc.*	(217)	(9,663)
Core-Mark Holding Co., Inc.	(187)	(5,085)
Dick’s Sporting Goods, Inc.	(255)	(12,620)
Etsy, Inc.*	(97)	(4,297)
Five Below, Inc.*	(67)	(8,567)
Floor & Decor Holdings, Inc., Class A*	(1)	(51)
Funko, Inc., Class A*	(54)	(927)
Greenlane Holdings, Inc., Class A*	(16)	(52)
Grubhub, Inc.*	(231)	(11,236)
Hudson Ltd., Class A (Bermuda)*	(4)	(61)
Lands’ End, Inc.*	(28)	(470)
Monro, Inc.	(136)	(10,635)
Party City Holdco, Inc.*	(1,321)	(3,091)
Stitch Fix, Inc., Class A*	(8)	(205)
Urban Outfitters, Inc.*	(314)	(8,720)
Wayfair, Inc., Class A*	(247)	(22,321)

		(120,306)

Semiconductors & Semiconductor Equipment — (4.6)%
Advanced Energy Industries, Inc.*	(204)	(14,525)
Cabot Microelectronics Corp.	(39)	(5,628)
Cohu, Inc.	(188)	(4,296)
Cypress Semiconductor Corp.	(718)	(16,751)

GOTHAM INDEX PLUS ALL-CAP FUND

Portfolio of Investments (Continued)

December 31, 2019

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Semiconductors & Semiconductor Equipment — (Continued)
Diodes, Inc.*	(30)	$(1,691)
Enphase Energy, Inc.*	(925)	(24,170)
Entegris, Inc.	(124)	(6,211)
First Solar, Inc.*	(306)	(17,124)
Marvell Technology Group Ltd. (Bermuda)	(767)	(20,372)
ON Semiconductor Corp.*	(30)	(731)
Rambus, Inc.*	(40)	(551)
Semtech Corp.*	(120)	(6,348)
Silicon Laboratories, Inc.*	(37)	(4,291)

		(122,689)

Software & Services — (7.2)%
2U, Inc.*	(513)	(12,307)
8x8, Inc.*	(745)	(13,634)
Altair Engineering, Inc., Class A*	(246)	(8,834)
Appian Corp.*	(3)	(115)
Avaya Holdings Corp.*	(619)	(8,356)
Benefitfocus, Inc.*	(100)	(2,194)
BlackBerry Ltd. (Canada)*	(1,883)	(12,089)
CDK Global, Inc.	(102)	(5,577)
Conduent, Inc.*	(1,503)	(9,319)
Dropbox, Inc., Class A*	(823)	(14,740)
Elastic NV (Netherlands)*	(124)	(7,973)
Endurance International Group Holdings, Inc.*	(22)	(103)
Fastly, Inc., Class A*	(8)	(161)
FireEye, Inc.*	(132)	(2,182)
ForeScout Technologies, Inc.*	(19)	(623)
Globant SA (Luxembourg)*	(5)	(530)
GreenSky, Inc., Class A*	(30)	(267)
Guidewire Software, Inc.*	(94)	(10,318)
I3 Verticals, Inc., Class A*	(6)	(170)
LivePerson, Inc.*	(147)	(5,439)
LogMeIn, Inc.	(38)	(3,258)
MAXIMUS, Inc.	(66)	(4,910)
MobileIron, Inc.*	(102)	(496)
Palo Alto Networks, Inc.*	(81)	(18,731)
Perficient, Inc.*	(50)	(2,304)
Pluralsight, Inc., Class A*	(496)	(8,536)
SVMK, Inc.*	(144)	(2,573)
Switch, Inc., Class A	(146)	(2,164)
TiVo Corp.	(218)	(1,849)
Tucows, Inc., Class A*	(33)	(2,039)
Twilio, Inc., Class A*	(117)	(11,499)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
Verint Systems, Inc.*	(105)	$(5,813)
Virtusa Corp.*	(43)	(1,949)
Workiva, Inc.*	(1)	(42)
Yext, Inc.*	(469)	(6,763)
Zuora, Inc., Class A*	(108)	(1,548)

		(189,405)

Technology Hardware & Equipment — (3.5)%
AVX Corp.	(180)	(3,685)
Belden, Inc.	(217)	(11,935)
Casa Systems, Inc.*	(155)	(634)
Cognex Corp.	(14)	(785)
Coherent, Inc.*	(42)	(6,987)
CTS Corp.	(7)	(210)
Extreme Networks, Inc.*	(286)	(2,108)
Fabrinet (Cayman Islands)*	(75)	(4,863)
Harmonic, Inc.*	(109)	(850)
II-VI, Inc.*	(450)	(15,152)
Insight Enterprises, Inc.*	(152)	(10,684)
Jabil, Inc.	(29)	(1,199)
Littelfuse, Inc.	(63)	(12,052)
MTS Systems Corp.	(6)	(288)
Napco Security Technologies, Inc.*	(8)	(235)
NETGEAR, Inc.*	(185)	(4,534)
Novanta, Inc. (Canada)*	(71)	(6,279)
Pure Storage, Inc., Class A*	(182)	(3,114)
Ribbon Communications, Inc.*	(173)	(536)
Stratasys Ltd. (Israel)*	(213)	(4,308)
TTM Technologies, Inc.*	(79)	(1,189)

		(91,627)

Telecommunication Services — (0.7)%
Bandwidth, Inc., Class A*	(58)	(3,715)
Boingo Wireless, Inc.*	(132)	(1,445)
Globalstar, Inc.*	(298)	(155)
Rogers Communications, Inc., Class B (Canada)	(167)	(8,295)
Shenandoah Telecommunications Co.	(19)	(791)
United States Cellular Corp.*	(3)	(109)
Vonage Holdings Corp.*	(616)	(4,565)

		(19,075)

Transportation — (1.4)%
Air Transport Services Group, Inc.*	(213)	(4,997)
ArcBest Corp.	(12)	(331)

GOTHAM INDEX PLUS ALL-CAP FUND

Portfolio of Investments (Continued)

December 31, 2019

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Transportation — (Continued)
Atlas Air Worldwide Holdings, Inc.*	(182)	$(5,018)
Echo Global Logistics, Inc.*	(2)	(41)
Heartland Express, Inc.	(200)	(4,210)
Hub Group, Inc., Class A*	(24)	(1,231)
Matson, Inc.	(68)	(2,774)
Ryder System, Inc.	(227)	(12,328)
Saia, Inc.*	(64)	(5,960)

		(36,890)

Utilities — (2.5)%
ALLETE, Inc.	(44)	(3,571)
Avangrid, Inc.	(90)	(4,604)
Black Hills Corp.	(145)	(11,388)
Clearway Energy, Inc., Class A	(156)	(2,983)
Fortis, Inc. (Canada)	(151)	(6,270)
IDACORP, Inc.	(1)	(107)
MGE Energy, Inc.	(6)	(473)
Middlesex Water Co.	(32)	(2,034)
National Fuel Gas Co.	(108)	(5,026)
New Jersey Resources Corp.	(38)	(1,694)
NorthWestern Corp.	(12)	(860)
Otter Tail Corp.	(44)	(2,257)
Pattern Energy Group, Inc., Class A	(90)	(2,408)
PNM Resources, Inc.	(14)	(710)
Portland General Electric Co.	(110)	(6,137)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Utilities — (Continued)
Southwest Gas Holdings, Inc.	(107)	$(8,129)
Spire, Inc.	(71)	(5,915)
Sunnova Energy International, Inc.*	(81)	(904)
York Water Co. (The)	(5)	(231)

		(65,701)

TOTAL COMMON STOCK (Proceeds $1,840,919)		(1,856,503)

TOTAL SECURITES SOLD SHORT - (70.2)%		(1,856,503)

(Proceeds $1,840,919)

OTHER ASSETS IN EXCESS OF LIABILITIES - 1.8%		47,111

NET ASSETS - 100.0%		$2,643,660

†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
(a)	Security is fair valued by the Adviser under direction of the Board of Trustees.
*	Non-income producing.

CVR Contingent Value Rights

PLC Public Limited Company

REIT Real Estate Investment Trust

All financial instruments listed in the Portfolio of Investments are considered Level 1, measured at fair value on a recurring basis based on quoted prices for identical assets in active markets, except for a long common stock security with end of period value of $71, which is considered Level 2 as of and for the period ended December 31, 2019.

For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent annual or semi-annual report.